AdvanceDesigns Variable Annuity	Issued by:	Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001

Supplement Dated June 16, 2006,
To Current Prospectus Dated May 1, 2006

Effective June 16, 2006, the names of the Evolution VP Managed Equity and Evolution VP Managed Bond subaccounts will change to Direxion Evolution VP All-Cap Equity and Direxion Evolution VP Managed Bond respectively.

The list of Subaccounts on the cover page and under "The Separate Account and the Funds," page 6, is updated to read as follows:*

  AIM V.I. Basic Value
  AIM V.I. Global Health Care
  AIM V.I. International Growth
  AIM V.I. Mid Cap Core Equity
  AIM V.I. Real Estate**
  American Century VP Ultra®
  American Century VP Value
  Direxion Evolution VP All-Cap Equity
  Direxion Evolution VP Managed Bond
  Dreyfus IP Technology Growth

  Dreyfus VIF International Value
  Neuberger Berman AMT Socially Responsive
  Oppenheimer Main Street Small Cap®/VA
  PIMCO VIT All Asset
  PIMCO VIT Low Duration
  PIMCO VIT Real Return
  Rydex VT Sector Rotation
  SBL Alpha Opportu;nity
  SBL Diversified Income
  SBL Enhanced Index
  SBL Equity
  SBL Equity Income
SBL Global SBL High Yield SBL Large Cap Value SBL Managed Asset Allocation SBL Mid Cap Growth SBL Mid Cap Value SBL Money Market SBL Select 25 SBL Small Cap Growth SBL Small Cap Value

*Subaccounts other than those listed above may still be operational, but no longer offered as investment options under the Contract. See, in the Summary, "The Separate Account and the Funds."

**The AIM V.I. Real Estate Fund will be renamed the AIM V.I. Global Real Estate Fund effective July 3, 2006.

The table "Objectives for Underlying Funds" is revised to read as follows for the Direxion Evolution VP All-Cap Equity Fund and Direxion Evolution VP Managed Bond Fund entries respectively:

Direxion Evolution VP All-Cap Equity Fund	High total rate of return	Rafferty Asset Management, LLC
33 Whitehall Street, 10th Floor
New York, NY 10004
(Investment Adviser)

Flexible Plan Investments, Ltd.
3883 Telegraph Rd., Suite 100
Bloomfield Hills, MI 48302-1432
(Sub-adviser)
Direxion Evolution VP Managed Bond Fund	High total rate of return	Rafferty Asset Management, LLC
33 Whitehall Street, 10th Floor
New York, NY 10004
(Investment Adviser)

Flexible Plan Investments, Ltd.
3883 Telegraph Rd., Suite 100
Bloomfield Hills, MI 48302-1432
(Sub-adviser)

Please Retain This Supplement For Future Reference